Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events
Subsequent Events

NOTE V. SUBSEQUENT EVENTS

On January 29, 2019, the company announced that the Board of Directors approved a quarterly dividend of $1.57 per common share. The dividend is payable March 9, 2019 to shareholders of record on February 8, 2019.

On January 31, 2019, the company issued $5.7 billion of Euro bonds as follows: $2.0 billion of 4-year fixed-rate bonds with a 0.375 coupon, $1.1 billion of 6-year fixed-rate bonds with a 0.875 coupon, $1.1 billion of 8-year fixed-rate bonds with a 1.25 coupon and $1.4 billion of 12-year fixed-rate bonds with a 1.75 coupon.